Net Loss Per Share (Details) - Schedule of Net Income (Loss) Per Share Per Common Share of Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Class A Common Stock [Member]
Numerator:
Allocation of net loss	$ (1,612)		$ (742)
Deemed dividend from warrant price adjustment	(608)		(600)
Net loss available to common stockholders	$ (2,220)		$ (1,342)
Denominator:
Weighted-average shares outstanding (in Shares)	25,791,094		22,004,134
Basic net loss per share (in Dollars per share)	$ (0.09)		$ (0.06)
Numerator:
Net loss available to common stockholders	$ (2,220)		$ (1,342)
Change in fair value of PIPE make-whole liability	(3,068)		(392)
Change in fair value of liability-classified warrants	(483)		(476)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(504)		(226)
Reallocation of net loss
Allocation of net loss	$ (6,275)		$ (2,436)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	25,791,094		22,004,134
Shares issuable in satisfaction of PIPE make-whole liability (in Shares)	1,052,030		580,628
Shares issuable under liability-classified warrants	$ 101,228		$ 74,906
Conversion of Class B to Class A Common Stock (in Shares)	2,254,901		2,254,901
Number of shares used in per share computation (in Shares)	29,199,253		24,914,569
Diluted net loss per share (in Dollars per share)	$ (0.21)		$ (0.1)
Class B Common Stock [Member]
Numerator:
Allocation of net loss	$ (141)		$ (76)
Deemed dividend from warrant price adjustment	(53)		(61)
Net loss available to common stockholders	$ (194)		$ (137)
Denominator:
Weighted-average shares outstanding (in Shares)	2,254,901		2,254,901
Basic net loss per share (in Dollars per share)	$ (0.09)		$ (0.06)
Numerator:
Net loss available to common stockholders	$ (194)		$ (137)
Change in fair value of PIPE make-whole liability	(268)		(40)
Change in fair value of liability-classified warrants	(42)		(49)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss	19		6
Allocation of net loss	$ (485)		$ (220)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	2,254,901		2,254,901
Shares issuable in satisfaction of PIPE make-whole liability (in Shares)
Shares issuable under liability-classified warrants
Conversion of Class B to Class A Common Stock (in Shares)
Number of shares used in per share computation (in Shares)	2,254,901		2,254,901
Diluted net loss per share (in Dollars per share)	$ (0.21)		$ (0.1)
Common Stock [Member]
Numerator:
Allocation of net loss		$ (13,142)		$ (22,532)
Deemed dividend from warrant price adjustment
Net loss available to common stockholders		$ (13,142)		$ (22,532)
Denominator:
Weighted-average shares outstanding (in Shares)		14,025,304		13,189,879
Basic net loss per share (in Dollars per share)		$ (0.94)		$ (1.71)
Numerator:
Net loss available to common stockholders		$ (13,142)		$ (22,532)
Change in fair value of PIPE make-whole liability
Change in fair value of liability-classified warrants
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss
Allocation of net loss		$ (13,142)		$ (22,532)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)		14,025,304		13,189,879
Shares issuable in satisfaction of PIPE make-whole liability (in Shares)
Shares issuable under liability-classified warrants
Conversion of Class B to Class A Common Stock (in Shares)
Number of shares used in per share computation (in Shares)		14,025,304		13,189,879
Diluted net loss per share (in Dollars per share)		$ (0.94)		$ (1.71)